OFFICE PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
OFFICE PREMISES AND EQUIPMENT
NOTE E - OFFICE PREMISES AND EQUIPMENT

Office premises and equipment are comprised of the following at December 31:

	2013	2012
	(In thousands)

Land	$1,780	$2,055
Buildings and improvements, including construction-in-progress	11,933	12,229
Furniture and equipment	3,194	3,136
Automobiles	45	45
	16,952	17,465
Less accumulated depreciation	5,447	4,984

	$11,505	$12,481

At December 31, 2013 and 2012, the Corporation had capitalized interest costs of approximately $11,000 related to the construction of branch offices.